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First Trust Merger Arbitrage Fund
First Trust Merger Arbitrage Fund
Investment Objectives
The First Trust Merger Arbitrage Fund (the “Fund”) seeks returns that are largely uncorrelated with the returns of the general stock market, and capital appreciation.
Fees and Expenses of the Fund

The table below provides information on the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled “YOUR ACCOUNT WITH THE FUND — Purchase of Shares” on page 25 of this Prospectus and in “Appendix A — Waivers and Discounts Available from Intermediaries” of the Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - First Trust Merger Arbitrage Fund - USD ($)	Class A Shares		Class C Shares		Class I Shares
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	1.00%	[1]	1.00%	[1]	none
Redemption fee if redeemed within 30 days of purchase (as a percentage of amount redeemed)	1.00%		1.00%		1.00%
Wire fee	$ 20		$ 20		$ 20
Overnight check delivery fee	25		25		25
Retirement account fees (annual maintenance fee)	$ 15		$ 15		$ 15
[1]	For Class A shares, no sales charge applies on investments of $1 million or more, but to the extent a finder’s fee was paid, a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed on certain redemptions of such shares within 12 months of the date of purchase. Class C Shares of the Fund are subject to a CDSC of 1.00% on any shares sold within 12 months of the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - First Trust Merger Arbitrage Fund		Class A Shares	Class C Shares	Class I Shares
Management fees		1.25%	1.25%	1.25%
Distribution and service (Rule 12b-1) fees		0.25%	1.00%	none
Other expenses		0.57%	0.57%	0.50%
Shareholder servicing fee		0.15%	0.15%	0.08%
Dividends and interest expense on short sales		0.29%	0.29%	0.29%
All other expenses		0.13%	0.13%	0.13%
Acquired fund fees and expenses		0.03%	0.03%	0.03%
Total annual fund operating expenses	[1]	2.10%	2.85%	1.78%
[1]	The total annual fund operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - First Trust Merger Arbitrage Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Class A Shares	776	1,195	1,639	2,866
Class C Shares	390	883	1,504	3,176
Class I Shares	181	560	964	2,095

You would pay the following expenses on Class C Shares if you did not redeem your shares:
Expense Example No Redemption	One Year	Three Years	Five Years	Ten Years
First Trust Merger Arbitrage Fund | Class C Shares, No Redemption | USD ($)	288	883	1,504	3,176

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 367% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund intends to invest in equity securities (publicly-traded common stock and preferred stock) and derivatives thereof (primarily options) of companies that are involved in a significant corporate event, such as a merger or acquisition. Investments in companies undergoing a merger or acquisition have both risk and return characteristics that are different from the risks of investing in the general stock market. While the risks and returns of traditional stock investing depend on company-specific factors such as profitability and prospects for growth, and on broader economic factors such as interest rates, inflation, global trade and political risks, the Fund’s advisor believes that the risks and returns of merger-arbitrage investing are largely isolated from the daily movements of the stock market, and instead primarily depend on the successful or unsuccessful completion of a merger or acquisition, which creates returns that are largely uncorrelated with the returns of the stock market. During periods of low merger and acquisition activity, the Fund may hold a substantial amount in cash and cash equivalents.

The typical merger-arbitrage strategies employed by the Fund’s advisor seek to generate returns by purchasing the stock of the company being acquired, which is commonly known as the target company (the “target”), at a discount to their expected value upon completion of the acquisition. The size of this discount, known as the arbitrage “spread,” may determine the Fund’s potential profit on such an investment. The Fund may employ a variety of strategies to set the “spread”, particularly in proposed transactions involving stock consideration, including shorting the stock of the company that proposes to acquire the target and/or the use of derivatives involving the purchase and sale of put and call options. The success of the merger-arbitrage strategy largely depends on the overall volume of merger activity, which has historically been cyclical in nature, and the Fund’s advisor’s correct evaluation of the outcome of such merger or acquisition transactions, as the Fund’s advisor typically seeks to create a portfolio of uncorrelated investment positions that in the aggregate will benefit from such transaction’s completion. During periods of infrequent merger activity, it may be difficult for the Fund’s advisor to identify investment opportunities, and the Fund may hold a substantial amount in cash and cash equivalents.

The Fund may invest in equity securities of any market capitalization. The Fund may invest in event-driven transactions as small as $100 million in transaction value, without limitation as to industries and sectors. The Fund may also invest in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”), which are collective investment structures that pool funds in order to seek potential acquisition opportunities. In selecting SPACs for investment, FTCM analyzes the attractiveness of the SPAC through the life of the

SPAC from IPO to liquidation. FTCM evaluates pre- and post-merger announcements, the potential rate of return, the length of time until the proposed transaction closes or SPAC liquidates, and the potential risk to the Fund in the event the proposed acquisition/liquidation does not close on time and is extended. SPACs provide the opportunity for public shareholders to have some or all of their shares redeemed by the SPAC in connection with certain corporate events, such as an amendment to its charter or an acquisition. The Fund may sell its investments in SPACs at any time, but generally looks to sell/redeem prior to the completion of the acquisition or liquidation. While the Fund may invest in both U.S. and non-U.S. securities, the Fund invests primarily in equity securities of U.S. and Canadian issuers, which may include American Depositary Receipts (“ADRs”). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. The Fund may also invest directly in other foreign markets. In executing the Fund’s strategy, the Fund’s advisor generally expects to employ leverage and to utilize a variety of hedging techniques including those involving short sales, options, index futures, forwards, swaps, and other financial instruments. The Fund may also invest in other types of securities such as debt securities, convertible securities and options using merger arbitrage strategies. The debt securities in which the Fund invests may be of any maturity and credit quality including high yield securities, commonly referred to as “junk bonds”, that are rated below investment grade by at least one of Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s, a division of McGraw Hill Companies Inc. (“S&P”) or Fitch Ratings Ltd. (“Fitch”) (or if unrated, are determined by the Fund’s advisor to be of comparable credit quality).

Principal Risks of Investing
Performance

The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for Class I Shares and by showing how the average annual total returns of each class of the Fund compare with the average annual total returns of a broad-based bond market index, the Bloomberg US Aggregate Bond Index, and a broad-based equity market index, the S&P 500 Index. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. Updated performance information is available at the Fund’s website, https://www.FirstTrustCapital.com, or by calling the Fund at 1-877-779-1999. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Sales loads are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

The Fund commenced operations on October 1, 2015, after the reorganization of Highland Capital Management Institutional Fund, LLC, a Delaware limited liability company which commenced operations on April 1, 2000 (the “Predecessor Fund”), into the Fund, pursuant to which the Predecessor Fund transferred substantially all of its assets into the Fund. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, substantially the same as those of the Predecessor Fund. The Predecessor Fund was not registered under the 1940 Act and, therefore, was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended, on regulated investment companies, such as the Fund. For the relevant periods, the bar chart and the performance table below reflect the performance of the Predecessor Fund, which was managed by Glenfinnen Capital, L.L.C. until Vivaldi Capital Management LP took over as investment advisor to the Predecessor Fund from July 2015 to September 30, 2015.

Calendar-Year Total Return (before taxes) for Class I Shares For each calendar year at NAV

Class I Shares
Highest Calendar Quarter Return at NAV	4.29%	Quarter Ended 12/31/2020
Lowest Calendar Quarter Return at NAV	(2.19)%	Quarter Ended 03/31/2020

Average Annual Total Returns for Period Ended December 31, 2023
Average Annual Returns - First Trust Merger Arbitrage Fund	Label	One Year		Five Years		Ten Years
Class I Shares	Class I Shares – Return Before Taxes	3.30%		3.90%		3.77%
Class I Shares | Return After Taxes on Distributions	Class I Shares – Return After Taxes on Distributions	1.69%	[1]	2.45%	[1]	2.92%	[1]
Class I Shares | Return After Taxes on Distributions and Sale of Fund Shares	Class I Shares – Return After Taxes on Distributions and Sale of Fund Shares*	2.00%	[1]	2.45%	[1]	2.64%	[1]
Class A Shares	Class A Shares – Return Before Taxes	(3.04%)		2.33%		2.83%
Class C Shares	Class C Shares – Return Before Taxes	2.20%	[2]	2.79%	[2]	2.67%	[2]
Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	Bloomberg US Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	5.53%	[3]	1.10%	[3]	1.81%	[3]
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	S&P 500 Index (reflects no deductions for fees, expenses or taxes)	26.29%	[4]	15.69%	[4]	12.03%	[4]
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After — tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I shares only and after-tax returns for classes other than Class I will vary from returns shown for Class I.
[2]	Class C shares commenced operations on January 31, 2024. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares.
[3]	The Bloomberg US Aggregate Bond Index is an index that measures the performance of the U.S. investment grade bond market. The index includes a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States — including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than one year.
[4]	The S&P 500 Index includes a representative sample of 500 leading companies in leading industries of the U.S. economy and assumes any dividends are reinvested back into the index.